Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 21, 2013 Kitara Signing Holders [Member]	Dec. 31, 2013 Kitara Signing Holders [Member]	Dec. 03, 2013 HG Merger Agreement [Member]	Jul. 31, 2013 Private placement [Member]	Dec. 03, 2013 Private placement [Member] HG Merger Agreement [Member]
Stockholders' Equity (Textual)
Shares outstanding subsequent to merger		83,156,969	20,000,000
Private offering price		$ 0.50						$ 0.50
Shares issued to related party					20,000,000
Share issued to acquire NYPG	10,000,000					18,000,000
Shares issued in private equity raise							4,000,000	4,000,000
Shares issued in private equity raise amount received								$ 2,000
Number of shares repurchased	381,950
Number of shares cancelled	25,813,075
Closing working capital adjustment					2,500
Amount of working capital adjustment		1,074	0		904
Aggregate purchase price		2,000	0		2,000,000
Common stock issued to settled two liabilities				2,145,294
Aggregate Service					$ 170